Wells, Pipelines, Properties, Plant and Equipment, Net - Recoverable Amounts of Assets (Details) - Pemex Logistics - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.73%	12.57%	11.97%
Total	$ 184,432,639	$ 262,651,324	$ 291,946,584
TAD, TDGL, TOMS (Storage terminals)
Disclosure of detailed information about property, plant and equipment [line items]
Total	66,431,256	76,522,522	95,169,597
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Total	43,707,101	113,847,249	88,740,662
Primary logistics
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 74,294,282	$ 72,281,553	$ 108,036,325